NOTE 7 - COMMITMENTS & CONTINGENCIES (Details) - Minimum Lease Payments on Capital Lease Obligations: (USD $)	Dec. 31, 2013
Minimum Lease Payments on Capital Lease Obligations: [Abstract]
Within one year	$ 77,940
$ 77,940